Long-Term Debt (Debenture) (Details) (Senior secured debenture, series B [Member], CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Senior secured debenture, series B [Member]
Debenture Details [Line Items]
Debt Instrument, Issuance Date	Jun. 25, 2004
Debt Instrument, Face Amount	58,000
Debt Instrument, Currency	Canadian
Debt Instrument, Interest Rate	7.015%
Debt Instrument, Maturity Date	Jun. 26, 2014
Debt Instrument, Frequency of Periodic Payment	Quarterly, in arrears
Debt Instrument, Date Payments Commenced	Sep. 26, 2004
Debt Instrument, Covenant Description	Same as Canadian facility
Debt Instrument, Security	The debenture was secured by a charge over all the personal and real property of BFI, Ridge (Chatham) Holdings G.P. Inc., and Ridge (Chatham) Holdings L.P. and the shares of BFI and its subsidiaries. The debenture ranked equally with the Company’s Canadian revolving credit facility.
Debt Instrument, Redemption Feature	The debenture was redeemable in whole or in part from time to time at a price equal to the greater of par and the net present value of all scheduled payments of interest and principal using a discount rate equivalent to the sum of the Government of Canada Yield plus a margin.
Debt Instrument, Extinguishment Date	Oct. 24, 2012
Extinguishment of Debt, Amount	58,000